RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	May 08, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Face value		$ 2,486,666	$ 1,011,111
Value from issunace of notes	$ 60,000			$ 1,333
Advanced Surgical Partners, LLC ("AdvSP") [Member]
Related Party Transaction [Line Items]
Advance payment to related party			$ 95,000
Two Unrelated Investors [Member]
Related Party Transaction [Line Items]
Related parties		382,061
Face value		$ 191,030
Interest rate		5.00%
Maturity date		May 07, 2017
Value from issunace of notes		$ 2,000,000
Conversion price		$ 0.40